INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	As of
US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
Cost	$3,629	$3,332
Accumulated amortization	(782)	(645)
Total	$2,847	$2,687
The following table presents the change in the cost balance of intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
Cost at beginning of the year	$3,332	$3,527
Additions, net of disposals	81	38
Non cash additions	—	5
Foreign currency translation	216	(238)
Cost at end of year	$3,629	$3,332

The following table presents the accumulated amortization for our company’s intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
Accumulated amortization at beginning of year	$(645)	$(579)
Amortization	(101)	(108)
Foreign currency translation	(36)	42
Accumulated amortization at end of year	$(782)	$(645)
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
Balance at beginning of the year	$489	$528
Foreign currency translation and other	29	(39)
Balance at end of the year	$518	$489

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
Brazilian regulated gas transmission operation	$2,816	$2,645
U.K. regulated distribution operation	31	42
Total	$2,847	$2,687
Goodwill is allocated to the following cash generating units or group of cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
U.K. regulated distribution operation	$30	$33
Brazilian regulated gas transmission operation	488	456
Total	$518	$489